ACCOUNTS RECEIVABLE	12 Months Ended
Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE
Details of accounts receivable are as follows:

	2019	2018
		Restated
Current trade receivables	$227.3	$187.9
Past due trade receivables
1-30 days	55.4	52.1
31-60 days	19.5	40.9
61-90 days	7.6	15.6
Greater than 90 days	79.6	69.9
Credit loss allowances	(22.0)	(20.9)
Total trade receivables	$367.4	$345.5
Accrued receivables	6.4	1.2
Receivables from related parties (Note 32)	33.9	38.0
Other receivables	88.3	67.3
Total accounts receivable	$496.0	$452.0

Changes in the credit loss allowances are as follows:

	2019	2018
		Restated
Credit loss allowances, beginning of year	$(20.9)	$(14.5)
Additions	(7.3)	(13.6)
Amounts charged off	5.0	6.7
Unused amounts reversed	0.7	1.5
Exchange differences	0.5	(1.0)
Credit loss allowances, end of year	$(22.0)	$(20.9)